----------------------------------------------------
COLONIAL TAX-MANAGED GROWTH FUND   SEMIANNUAL REPORT
----------------------------------------------------

Managed by Stein Roe & Farnham, Inc.
April 30, 1997












                           ---------------------------
                           Not FDIC  May Lose Value
                           Insured   No Bank Guarantee
                           ---------------------------

--------------------------------------------------------------------------------

                  COLONIAL TAX-MANAGED GROWTH FUND HIGHLIGHTS

                       DECEMBER 30, 1996 - APRIL 30, 1997

INVESTMENT OBJECTIVE: Colonial Tax-Managed Growth Fund seeks to maximize long-term capital growth while reducing shareholder exposure to taxes.

The Fund is Designed to Offer:
      [X] Premier growth management
      [X] A sensitivity to taxes
      [X] The potential for attractive returns before and after taxes

PORTFOLIO MANAGER COMMENTARY: "Our team approach leads to a disciplined, consistent investment strategy and the resources needed to support high-conviction investment ideas and a concentrated portfolio that may
outperform more broadly diversified funds over time."     -- Mel Hughes

                  COLONIAL TAX-MANAGED GROWTH FUND PERFORMANCE
--------------------------------------------------------------------------------
                                                Class A      Class B   Class D(1)
Inception Date                                  12/30/96    12/30/96    12/30/96
--------------------------------------------------------------------------------
Six-month total returns, assuming                (.40)%       (.60)%       (.60)%
reinvestment of all distributions and
no sales charge or contingent deferred
sales charge (CDSC)
--------------------------------------------------------------------------------
Six-month total returns assuming                (6.12)%      (5.57)%      (2.68)%
maximum offering price (MOP) and CDSC(2)
--------------------------------------------------------------------------------
Net asset value per share on 4/30/97           $10.04       $10.02       $10.02
--------------------------------------------------------------------------------

(1) On July 1, 1997, Class D shares will convert to Class C shares. If you own Class D shares, you will receive a detailed letter explaining how this conversion affects your account.


Top Five Holdings (as of 4/30/97)(3)      Top Five Sectors (as of 4/30/97)(3),(4)

1. HFS, Inc. ..................... 3.2%   1. Manufacturing ..............  46.8%
2. Ericsson (LM) Tel Ad .......... 3.1%   2. Financials .................  22.4%
3. Eli Lilly & Co ................ 3.0%   3. Services ...................  12.7%
4. Medtronic, Inc ................ 3.0%   4. Retail .....................   5.3%
5. Smith-Kline Beecham ........... 3.0%   5. Communications .............   2.0%

(2) MOP returns include the maximum sales charge of 5.75% for Class A shares. The CDSC returns reflect the maximum charge of 5% and 1%, respectively, for Class B and Class D shares. Past performance cannot predict future results. Returns and value will fluctuate, resulting in a gain or loss on sale.

(3) Holdings and sector breakdowns are calculated as a percentage of total net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to hold these securities or invest in these sectors in the future.

(4) Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) as published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon Stein Roe's defined criteria as used in the investment process.


--------------------------------------------------------------------------------
                                       2

--------------------------------------------------------------------------------
                              PRESIDENT'S MESSAGE

                              TO FUND SHAREHOLDERS

I am pleased to present the first semiannual report for
Colonial Tax-Managed Growth Fund and I would like to
take this opportunity to welcome you as shareholders.          [PHOTOGRAPH]
This report provides performance and investment strategy information for the Fund since it commenced operations in late December of last year.

This was a challenging investment environment in which to start a new fund. We entered the stock market just as it was climbing to an all-time high, peaking in mid-February. Then, as we anticipated, the Federal Reserve Board raised interest rates in late March as a preemptive strike against inflation. The move triggered the first significant stock market correction since the summer of 1996, and the market lost 9.8% of its value.

The Fund's management team used this difficult market environment to shareholders' tax advantage by making transactions that may offset future capital gains. This report will provide you with a closer look at the Fund's performance and the investment strategies used to help increase your long-term growth potential while reducing your exposure to taxes.

We feel the long-term prospects for Colonial Tax-Managed Growth Fund are good. We are optimistic that growth stocks will offer attractive potential in coming years, as your portfolio manager's report explains. We look forward to updating you on the Fund's performance six months from now, in the Fund's first annual report.


Respectfully,


/s/ Harold W. Cogger
-----------------------------------
Harold W. Cogger
President
June 13, 1997

Because market conditions change frequently, there can be no assurance that the trends described in this report will continue, come to pass or affect the Fund's performance.


--------------------------------------------------------------------------------
                                       3

--------------------------------------------------------------------------------
                          PORTFOLIO MANAGEMENT REPORT

MEL HUGHES and STEVE BERMAN are senior equity analysts at Stein Roe & Farnham, Inc., and members of the nine-person investment management team for Colonial Tax-Managed Growth Fund.

WE USED A CHALLENGING MARKET TO OUR SHAREHOLDERS' ADVANTAGE
The first third of 1997 was volatile. We invested new cash as the market hit its high and then headed down.

Much of the stock market's positive performance was concentrated in the large-cap "blue chip" stocks. In fact, the 100 largest stocks led mid-sized stocks by as much as 13%.

OFFSETTING FUTURE CAPITAL GAINS
As a tax-managed fund investing within this volatile market environment, we took pro-active measures to realize tax losses that could offset capital gains in the future. These measures took the form of two tactics to "harvest losses." First, we sold certain stocks whose fundamentals have deteriorated at a loss. Second, we sold stocks that we felt were still attractive but had declined in price, replacing them with similar stocks that we liked equally as well. In this way, we preserved our upside potential while still being able to realize a tax loss.

An example of this latter technique was Bankers Trust. Although the company's fundamentals were still favorable, the stock's price dropped. So we sold it at a loss and purchased BankAmerica, which represents an upgrade in both investment quality and growth potential.

Of course, the Fund's tax efficiency also benefits from our long-term vision and growth investment style. Our long-term approach reduces portfolio turnover, limiting taxable gains distributions to shareholders.

Growth stocks also tend to pay low dividends because these companies reinvest earnings. Low dividends reduce the taxes shareholders pay on dividend earnings, which for many shareholders are taxed at a higher rate than long-term capital gains. The Fund's current dividend yield is 1.1%, which is about half of the yield of the S&P 500 Index.

MAXIMIZING GROWTH POTENTIAL
Colonial Tax-Managed Growth Fund uses a team approach to pursue long-term growth of capital and reduce shareholder exposure to taxes. We feel that this approach delivers a more consistent investment strategy compared to a single manager system. Our team is comprised of nine managers, averaging 13 years of experience.


--------------------------------------------------------------------------------
                                       4

--------------------------------------------------------------------------------

Before adding a stock to the Fund, a manager must present a sound investment case to the portfolio management team. The team must then agree on the merit of the recommendation before adding it to the Fund. The team's diverse background means each recommendation undergoes an intense review.

This process leads to higher conviction investment ideas and a concentrated portfolio of 50 or fewer stocks. With strict sector diversification requirements, we feel we can get adequate diversification with fewer stocks than a typical stock fund. Each stock then has a meaningful impact on our overall portfolio performance. We believe this strategy of a smaller portfolio of high-potential stocks can, over time, outperform a more diversified portfolio.

FINDING VALUE AND OPPORTUNITY
Over the past four months, we overweighted the Fund's allocations in certain sectors. While over 70% of the portfolio was invested in large cap stocks, we also held nearly 30% in small- to mid-size companies -- an overweighted percentage relative to the S&P 500 Index. This reflects the fact that we found better value in small- to mid-size companies when compared to blue chips. We believe this will prove to be an appropriate decision in the coming months.

We also over-weighted the Fund's portfolio in the financial services sector. We found a number of companies in this sector with strong growth potential, selling at more reasonable prices than the rest of the market. The financial services sector stands to benefit as the population ages and more people begin to save for retirement.

THE FUTURE OF GROWTH STOCKS
We believe the Federal Reserve Board may raise rates slightly at least once more, slowing economic growth over the months to come without necessarily leading to a recession. This slowing will, in turn, dampen corporate profits. Because growth companies are not as sensitive to the economy as other types of companies, their earnings growth tends to hold up relatively well in a slowing economy. This only improves our outlook and confidence in the potential of growth stocks, consistent with our objective to provide investors long-term growth of capital and reduced exposure to taxes.




--------------------------------------------------------------------------------
                                       5

                              INVESTMENT PORTFOLIO
                    APRIL 30, 1997 (UNAUDITED, IN THOUSANDS)


COMMON STOCKS - 92.8%                        COUNTRY        SHARES         VALUE
--------------------------------------------------------------------------------
CONSTRUCTION - 1.5%
 HEAVY CONSTRUCTION-NON BUILDING CONSTRUCTION  - 1.5%
 Flour Corp.                                                      5       $  300
                                                                          ------

--------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 22.4%
 DEPOSITORY INSTITUTIONS - 10.2%
 BankAmerica Corp.                                                5          561
 Chase Manhattan Corp.                                            5          454
 Citicorp                                                         4          496
 Great Western Financial Corp.                                   13          529
                                                                          ------
                                                                           2,040
                                                                          ------

 INSURANCE CARRIERS - 7.7%
 Allstate Corp.                                                   7          478
 Nationwide Financial Services, Class A (a)                      18          469
 United Healthcare Corp.                                         12          583
                                                                          ------
                                                                           1,530
                                                                          ------

 NONDEPOSITORY CREDIT INSTITUTIONS - 4.5%
 Federal National Mortgage Association                           11          444
 First USA, Inc.                                                  9          452
                                                                          ------
                                                                             896
                                                                          ------

--------------------------------------------------------------------------------
MANUFACTURING - 46.8%
 CHEMICALS & ALLIED PRODUCTS - 14.5%
 Ecolab, Inc.                                                    14          566
 Eli Lilly & Co.                                                  7          598
 Monsanto Co.                                                    10          406
 Novartis ADR                                          Sw         9          581
 Procter & Gamble Co.                                             1          176
 Smithkline Beecham - Sponsored ADR                    UK         7          581
                                                                          ------
                                                                           2,908
                                                                          ------


 ELECTRONIC & ELECTRICAL EQUIPMENT - 10.7%
 General Electric Co.                                             4          421
 Hubbell, Inc., Class B                                          12          518
 Motorola, Inc.                                                  10          590
 Telefonakteibolaget LM Ericsson                       Sw        18          612
                                                                          ------
                                                                           2,141
                                                                          ------

 FOOD & KINDRED PRODUCTS - 2.9%
 Nabisco Holdings Corp.                                          15          576
                                                                          ------


                       Investment Portfolio/April 30, 1997
--------------------------------------------------------------------------------
 FURNITURE & FIXTURES - 2.6%

 Lear Corp. (a)                                                  15       $  522
                                                                          ------

 MACHINERY & COMPUTER EQUIPMENT - 7.0%
 Baker Hughes, Inc.                                               7          241
 Cisco Systems, Inc. (a)                                         11          579
 US Filter (a)                                                   19          583
                                                                          ------
                                                                           1,403
                                                                          ------

 MEASURING & ANALYZING INSTRUMENTS - 7.9%
 Emerson Electric Co.                                            10          523
 Medtronic, Inc.                                                  9          595
 Westinghouse Electric Corp.                                     27          466
                                                                          ------
                                                                           1,584
                                                                          ------


 PETROLEUM REFINING - 1.2%
 Mobil Corp.                                                      2          247
                                                                          ------

--------------------------------------------------------------------------------
MINING & ENERGY - 1.5%
 CRUDE PETROLEUM & NATURAL GAS - 1.5%
 United Meridian Corp. (a)                                       10          292
                                                                          ------

--------------------------------------------------------------------------------
RETAIL TRADE - 5.3%
 BUILDING, HARDWARE & GARDEN SUPPLY  - 2.7%
 Home Depot, Inc.                                                 9          539
                                                                          ------

GENERAL MERCHANDISE STORES - 2.6%
 Wal-Mart Stores, Inc.                                           18          520
                                                                          ------

--------------------------------------------------------------------------------
SERVICES - 12.7%
 AMUSEMENT & RECREATION - 2.2%
 Allen Telecom, Inc. (a)                                         25          433
                                                                          ------

 BUSINESS SERVICES - 2.9%
 CUC International, Inc. (a)                                     27          575
                                                                          ------

 COMPUTER RELATED SERVICES - 2.2%
 Electronic Data Systems Corp.                                   13          434
                                                                          ------

 HOTELS, CAMPS & LODGING - 3.2%
 Hospitality Franchise Systems, Inc. (a)                         11          640
                                                                          ------

 PERSONAL SERVICES - 2.2%
 Service Corp. International                                     13          435
                                                                          ------

                       Investment Portfolio/April 30, 1997

--------------------------------------------------------------------------------
COMMON STOCKS - CONT.                                        SHARES        VALUE
--------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 2.0%
 COMMUNICATIONS - 2.0%
 Clear Channel Communications, Inc.(a)                            8      $   398
                                                                         -------

--------------------------------------------------------------------------------
WHOLESALE TRADE - 0.6%
 NONDURABLE GOODS - 0.6%
 Gillette Co.                                                     1          119
                                                                         -------

TOTAL COMMON STOCKS (cost of $18,516)(b)                                  18,532
                                                                         -------

SHORT-TERM OBLIGATIONS - 7.7%                                   PAR
--------------------------------------------------------------------------------
 Repurchase agreement with Chase Securities, Inc.,
 dated 04/30/97 due 05/01/97 at 5.340% collateralized
 by U.S. Treasury notes with various maturities
 to 2016, market value $1,579 (repurchase proceeds
 $1,535)                                                    $ 1,535        1,535
                                                                         -------

OTHER ASSETS & LIABILITIES, NET - (0.5)%                                     (93)
--------------------------------------------------------------------------------

NET ASSETS - 100%                                                        $19,974
                                                                         -------

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a) Non-income producing.
(b) Cost for federal income tax purposes is the same.



Summary of Securities by Country              Country         Value   % of Total
--------------------------------------------------------------------------------
United States                                               $16,758         90.5
Sweden                                             Sw         1,193          6.4
United Kingdom                                     UK           581          3.1
                                                            -------      -------
                                                            $18,532        100.0
                                                            =======      =======


Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.



Acronym                                                     Name
-------                                                     ----
 ADR                                              American Depository Receipt



See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                           APRIL 30, 1997 (UNAUDITED)

(in thousands except for per share amounts and footnotes)
ASSETS
Investments at value (cost $18,516)                              $18,532
Short-term obligations                                             1,535
                                                                 -------
                                                                  20,067

Receivable for:
  Fund shares sold                                     1,015
  Expense reimbursement due
  from Adviser/Administrator                              49
  Dividends                                               16
Other                                                      7       1,087
                                                       -----     -------
    Total Assets                                                  21,154

LIABILITIES
Payable for:
  Investments purchased                                1,108
Accrued:
  Management fee                                          11
  Administration fee                                       7
  Service fee                                              4
  Distribution fee - Class B                               6
  Distribution fee - Class D                               1
  Transfer agent fee                                       5
  Bookkeeping fee                                          4
Other                                                     34
                                                       -----
    Total Liabilities                                              1,180
                                                                 -------

NET ASSETS                                                       $19,974
                                                                 =======


Net asset value & redemption price per share -
Class A ($5,959/593)                                             $ 10.04
                                                                 =======

Maximum offering price per share - Class A
($10.04/0.9425)                                                  $ 10.65(a)
                                                                 =======

Net asset value & offering price per share -
Class B ($11,960/1,192)                                          $ 10.02(b)
                                                                 =======


(a)  On sales of $50,000 or more the offering price is reduced.
(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Continued on next page.

See notes to financial statements.

                    STATEMENT OF ASSETS & LIABILITIES - CONT.


 Net asset value & redemption price per share -
 Class D ($903/90)                                               $ 10.02(b)
                                                                 =======

 Maximum offering price per share - Class D
 ($10.02/0.9900)                                                 $ 10.12
                                                                 =======

 Net asset value & redemption price per share -
 Class E ($135/13)                                               $ 10.04
                                                                 =======

 Maximum offering price per share - Class E
 ($10.04/0.9500)                                                 $ 10.57(a)
                                                                 =======

 Net asset value & offering price per share -
 Class F ($194/21)                                               $ 10.03(b)
                                                                 =======

 Net asset value & redemption price
 per share - Class G ($598/60)                                   $ 10.05
                                                                 =======

 Maximum offering price per share - Class G
 ($10.05/0.9550)                                                 $ 10.52(a)
                                                                 =======

 Net asset value & offering price per share -
 Class H ($225/22)                                               $ 10.02(b)
                                                                 =======

 COMPOSITION OF NET ASSETS
 Capital paid in                                                 $20,365
 Accumulated net investment loss                                     (16)
 Accumulated net realized loss                                      (391)
 Net unrealized appreciation                                          16
                                                                 -------
                                                                 $19,974
                                                                 =======









(a)  On sales of $50,000 or more the offering price is reduced.
(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 See notes to financial statements.

                             STATEMENT OF OPERATIONS
                       FOR THE PERIOD ENDED APRIL 30, 1997
                                 (UNAUDITED)(a)

(in thousands)
INVESTMENT INCOME
Dividends                                                             $  40
Interest                                                                  7
                                                                      -----
   Total Investment Income                                               47

EXPENSES
Management fee                                             $ 17
Administration fee                                           12
Service fee                                                   8
Distribution fee - Class B                                   12
Distribution fee - Class D                                    1
Distribution fee - Class E                                   (b)
Distribution fee - Class F                                   (b)
Distribution fee - Class G                                   (b)
Distribution fee - Class H                                   (b)
Transfer agent fee                                            9
Bookkeeping fee                                              10
Trustees fee                                                  1
Custodian fee                                                 2
Legal fee                                                     1
Registration fee                                             27
Reports to shareholders                                      (b)
Other                                                        22
                                                           ----
                                                            122
Fees and expenses waived or borne
  by the Adviser/Administrator                              (58)         64
                                                           ----       -----
   Net Investment Loss                                                  (17)
                                                                      -----

NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized loss                                          (391)
Net unrealized appreciation during the period                 9
                                                           ----
       Net Loss                                                        (382)
                                                                      -----
Net Decrease in Net Assets from Operations                            $(399)
                                                                      =====



(a) The Fund commenced investment operations on December 16, 1996. The activity shown is from the effective date of registration (December 30, 1996) with the Securities and Exchange Commission.
(b)  Rounds to less than one.

See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                   (Unaudited)
                                                   Period ended
(in thousands)                                        April 30
                                                   ------------
INCREASE (DECREASE) IN NET ASSETS                      1997(a)
Operations:
Net investment loss                                    $   (17)
Net realized loss                                         (391)
Net unrealized appreciation                                  9
                                                       -------
    Net Decrease from Operations                          (399)
                                                       -------
Fund Share Transactions:
Receipts for shares sold - Class A                       5,719
Cost of shares repurchased - Class A                       (41)
                                                       -------
                                                         5,678
                                                       -------
Receipts for shares sold - Class B                      12,100
Cost of shares repurchased - Class B                        (8)
                                                       -------
                                                        12,092
                                                       -------
Receipts for shares sold - Class D                         838
Cost of shares repurchased - Class D                        (5)
                                                       -------
                                                           833
                                                       -------
Receipts for shares sold - Class E                          36
                                                       -------
Receipts for shares sold - Class F                          91
                                                       -------
Receipts for shares sold - Class G                         508
                                                       -------
Receipts for shares sold - Class H                         127
                                                       -------
    Net Increase from Fund Share
     Transactions                                       19,365
                                                       -------
        Total Increase                                  18,966
NET ASSETS
Beginning of period                                      1,008
                                                       -------
End of period (net of accumulated net
  investment loss of $17)                              $19,974
                                                       =======
NUMBER OF FUND SHARES
Sold - Class A                                             557
Repurchased - Class A                                       (4)
                                                       -------
                                                           553
                                                       -------
Sold - Class B                                           1,183
Repurchased - Class B                                       (1)
                                                       -------
                                                         1,182
                                                       -------
Sold - Class D                                              81
Repurchased - Class D                                       (1)
                                                       -------
                                                            80
                                                       -------
Sold - Class E                                               3
                                                       -------
Sold - Class F                                              11
                                                       -------
Sold - Class G                                              50
                                                       -------
Sold - Class H                                              12
                                                       -------

(a) The Fund commenced investment operations on December 16, 1996. The activity shown is from the effective date of registration (December 30, 1996) with the Securities and Exchange Commission.

See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                           APRIL 30, 1997 (UNAUDITED)


NOTE 1. INTERIM FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
In the opinion of management of Colonial Tax-Managed Growth Fund (the Fund), a series of Colonial Trust I, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at April 30, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the period then ended.

NOTE 2. ACCOUNTING POLICIES
--------------------------------------------------------------------------------
ORGANIZATION: The Fund is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund's investment objective is to maximize long-term capital growth while reducing shareholder exposure to taxes. The Fund may issue an unlimited number of shares. The Fund offers seven classes of shares: Class A, Class B, Class D, Class E, Class F, Class G and Class H. Class A shares are sold with a front-end sales charge and Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class D shares are subject to a reduced front-end sales charge, a contingent deferred sales charge on redemptions made within one year after purchase and a continuing distribution fee. Class E, Class F, Class G and Class H shares are trust shares. Class E and Class G shares are sold with a front-end sales charge and are subject to an annual distribution fee and Class F and Class H shares are subject to an annual distribution fee and a contingent deferred sales charge. Class F and Class H shares will convert to Class E and Class G shares, respectively, after they have been outstanding approximately eight years.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates. The information contained in this report is from the effective date of registration (December 30, 1996) with the Securities and Exchange Commission through the period ended April 30, 1997. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Equity securities are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

                  Notes to Financial Statements/April 30, 1997
--------------------------------------------------------------------------------
NOTE 2. ACCOUNTING POLICIES - CONT.
--------------------------------------------------------------------------------

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions which cannot be valued as set forth above are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than applicable 12b-1 fees) (see Note 3: Underwriting discounts, service and distribution fees), realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Per share data was calculated using the average shares outstanding during the period. Net investment income per share data reflects the distribution fee per share where applicable.

Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the distribution fee where applicable.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

OTHER: Corporate actions are recorded on the ex-date. Interest income is recorded on the accrual basis.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

                  Notes to Financial Statements/April 30, 1997
--------------------------------------------------------------------------------
NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES
--------------------------------------------------------------------------------
MANAGEMENT FEE: Stein Roe & Farnham, Inc. (the Adviser) is the the investment Adviser of the Fund and receives a monthly fee equal to 0.60% annually of the Fund's average daily net assets.

ADMINISTRATION FEE: Colonial Management Associates, Inc. (the Administrator) provides accounting and other services for a monthly fee equal to 0.40% annually of the Fund's average daily net assets.

BOOKKEEPING FEE: The Administrator provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT: Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Administrator, provides shareholder services for a monthly fee equal to 0.25% annually of the Fund's average net assets and receives reimbursement for certain out of pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Colonial Investment Services, Inc. (the Distributor), an affiliate of the Administrator, is the Fund's principal underwriter. For the period ended April 30, 1997, the Fund has been advised that the Distributor retained net underwriting discounts of $12,184 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $125, $48, none and none on Class B, Class D, Class F and Class H share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B, Class D, Class F and Class H shares; 0.10% of the average net assets attributable to Class E shares; and up to 0.25% of average net assets attributable to Class G shares. The actual fee with respect to Class G shares will be 0.10% on Class G assets attributable to shares outstanding for less than five years and 0.25% on Class G assets attributable to shares outstanding five years or more.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS: The Adviser/Administrator have agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.25% annually of the Fund's average net assets.

                  Notes to Financial Statements/April 30, 1997
--------------------------------------------------------------------------------
NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES - CONT.
--------------------------------------------------------------------------------
OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser or Administrator.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4. PORTFOLIO INFORMATION
--------------------------------------------------------------------------------
INVESTMENT ACTIVITY: During the period December 30, 1996 through April 30, 1997, purchases and sales of investments, other than short-term obligations, were $18,924,079 and $930,845, respectively.

Unrealized appreciation (depreciation) at April 30, 1997, based on cost of investments for both financial statement and federal income tax purposes was:

              Gross unrealized appreciation            $724,607
              Gross unrealized depreciation            (709,006)
                                                       --------
                Net unrealized appreciation            $ 15,601
                                                       ========


OTHER: The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5. OTHER OPERATIONAL AND CAPITAL ACTIVITY
--------------------------------------------------------------------------------
For the period December 16, 1996 through December 30, 1996, the Fund had net investment income of $1,101 and unrealized appreciation of $6,829. The following is a summary of capital activity from December 16, 1996 through December 30, 1996.

                                                           Shares
Receipts for shares sold - Class A      $400,000           40,000
Receipts for shares sold - Class B      $100,000           10,000
Receipts for shares sold - Class D      $100,000           10,000
Receipts for shares sold - Class E      $100,000           10,000
Receipts for shares sold - Class F      $100,000           10,000
Receipts for shares sold - Class G      $100,000           10,000
Receipts for shares sold - Class H      $100,000           10,000


                         FINANCIAL HIGHLIGHTS

 Selected data for a share of each class outstanding throughout the period is as follows:

                                                       (Unaudited)
                                                  Period ended April 30
                                   ----------------------------------------------------
                                                          1997(b)
                                   Class A        Class B        Class D        Class E
                                   -------        -------        -------        -------
 Net asset value -
    Beginning of period            $10.080        $10.080        $10.080        $10.080
                                   -------        -------        -------        -------

 INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss (a)(c)         (0.004)        (0.030)        (0.030)        (0.008)
 Net realized and
 unrealized loss (c)                (0.036)        (0.030)        (0.030)        (0.032)
                                   -------        -------        -------        -------
    Total from Investment
       Operations                   (0.040)        (0.060)        (0.060)        (0.040)
                                   -------        -------        -------        -------
 Net asset value -
    End of period                  $10.040        $10.020        $10.020        $10.040
                                   =======        =======        =======        =======
 Total return (d)(e)(f)              (0.40)%        (0.60)%        (0.60)%        (0.40)%
                                   =======        =======        =======        =======

 RATIOS TO AVERAGE NET ASSETS
 Expenses (g)(h)                      1.50%          2.25%          2.25%          1.60%
 Net investment loss (g)(h)          (0.12)%        (0.87)%        (0.87)%        (0.22)%
 Fees and expenses
  waived or borne by the
  Adviser/Administrator (g)(h)        1.62%          1.62%          1.62%          1.62%
 Portfolio turnover (f)                 13%            13%            13%            13%
 Average commission rate           $0.0698        $0.0698        $0.0698        $0.0698
 Net assets at
 end of period (000)               $ 5,959        $11,960        $   903        $   135



(a)  Net of fees and expenses waived or borne by the Adviser/Administrator
     which amounted to:          $0.067     $0.067       $0.067      $0.067
(b) The Fund commenced investment operations on December 16, 1996. The activity shown is from the effective date of registration (December 30, 1996) with the Securities and Exchange Commission.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(e) Had the Adviser/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrange-ments had no impact.
(h)  Annualized.


 Continued on next page.

                         FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout the period is as follows:

                                                     (Unaudited)
                                                Period ended April 30
                                        --------------------------------------
                                                       1997(b)
                                        Class F        Class G        Class H
                                        -------        -------        -------
Net asset value -

   Beginning of period                  $10.080        $10.080        $10.080
                                        -------        -------        -------

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (a)(c)               (0.030)        (0.008)        (0.030)
Net realized and
unrealized loss (c)                      (0.020)        (0.022)        (0.030)
                                        -------        -------        -------
   Total from Investment
      Operations                         (0.050)        (0.030)        (0.060)
                                        -------        -------        -------
Net asset value -
   End of period                        $10.030        $10.050        $10.020
                                        =======        =======        =======
Total return (d)(e)(f)                    (0.50)%        (0.30)%        (0.60)%
                                        =======        =======        =======

RATIOS TO AVERAGE NET ASSETS
Expenses (g)(h)                            2.25 %         1.60 %         2.25 %
Net investment loss (g)(h)                (0.87)%        (0.22)%        (0.87)%
Fees and expenses
 waived or borne by the
 Adviser/Administrator (g)(h)              1.62%          1.62%          1.62%
Portfolio turnover (f)                       13%            13%            13%
Average commission rate                 $0.0698        $0.0698        $0.0698
Net assets at end
of period (000)                         $   194        $   598        $   225


(a)  Net of fees and expenses waived or borne by the Adviser/Administrator
     which amounted to:            $0.067    $0.067    $0.067
(b) The Fund commenced investment operations on December 16, 1996. The activity shown is from the effective date of registration (December 30, 1996) with the Securities and Exchange Commission.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(e) Had the Adviser/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrange-ments had no impact.
(h)  Annualized.

--------------------------------------------------------------------------------

                    IMPORTANT INFORMATION ABOUT THIS REPORT




The Transfer Agent for Colonial Tax-Managed Growth Fund is:
Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611


Colonial Tax-Managed Growth Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call Colonial at 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Tax-Managed Growth Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund.

























--------------------------------------------------------------------------------
                                       19

[LOGO]COLONIAL
      MUTUAL FUNDS

      Mutual Funds for
      Planned Portfolios

--------------------------------------------------------------------------------

                                    TRUSTEES

ROBERT J. BIRNBAUM
Retired (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

WILLIAM D. IRELAND, JR.
Retired (formerly Chairman of the Board, Bank of New England-Worcester)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, C. S. First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board and Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

GEORGE L. SHINN
Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN
Retired Partner, Peat Marwick Main & Co. (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.
Chairman of the Board, Reed & Barton Corporation




             COLONIAL INVESTMENT SERVICES, INC., Distributor(R) 1997
                     A Liberty Financial Company (NYSE: L)
      One Financial Center, Boston, Massachusetts 02111-2621, 617-426-3750
                            MG-03/671D-0497 M (6/97)
--------------------------------------------------------------------------------